Equity (Details) - USD ($)									1 Months Ended										3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended
		Aug. 14, 2023	Feb. 23, 2023	Dec. 01, 2022	Jul. 10, 2022	Jul. 10, 2022	Jul. 01, 2022	Jul. 08, 2020	Jul. 31, 2023	Jul. 27, 2023	May 31, 2022	Mar. 31, 2022	Jan. 31, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Sep. 30, 2023		Jun. 30, 2022 [2]	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Jan. 03, 2023	Aug. 05, 2021	Jul. 21, 2021	Jun. 29, 2021	May 17, 2021	Oct. 30, 2020
Equity [Line Items]
Deferred offering cost (in Dollars)													$ 4,296,763
Unrestricted common shares													1,306,007
Price per share (in Dollars per share)													$ 3.29
Common shares, issued												75,000
Consulting and advisory services amount (in Dollars)											$ 556,075	$ 169,500
Consulting and advisory services value per share (in Dollars per share)												$ 2.26							$ 20			$ 20										$ 5
Shares issued											2,000,000
Gross proceeds (in Dollars)											$ 4,220,000
Legal fees (in Dollars)											$ 556,075
Warrant term											5 years
Shares of common stock											2,000,000
Exercisable price per share											2.45
Common stock, shares issued																			4,823,043	[1]		4,823,043	[1]		3,286,190	[1]			223,411			50,000
Principal amount (in Dollars)			$ 3,704,167
Price per share (in Dollars per share)																																	$ 2.25
Security shares																			614,912			614,912
Repaying securities totaling (in Dollars)																			$ 1,814,800			$ 1,814,800
Warrant exercise price (in Dollars per share)									$ 3.5
Sale of common shares										300,000
Common stock, par value (in Dollars per share)	[1]																		$ 0.001			$ 0.001			$ 0.001
Pre-funded warrants shares																															1,111,112
Purchase price per share (in Dollars per share)										$ 3.5
Aggregate common stock shares														673,605
Reverse stock split																						On July 25, 2023, the Company filed a Certificate of Amendment to its Articles of Incorporation authorizing a 1-for-10 reverse stock split of the issued and outstanding shares of its common stock.
Shares issued			5,291,667
Agreement, description																	In January 2021, WallachBeth entered into a consulting agreement with the Company pursuant to which the Company engaged WallachBeth to conduct due diligence and research work with respect to the Company.
Common stock , shares																1,111,112
Convertible promissory note value (in Dollars)																		$ 2,500,000
Public offering , description																														On August 5, 2021, the Company closed its public offering (the “Public Offering”) of 1,100,000 units (the “Units”), with each Unit consisting of one share of the Company’s common stock, one Series A warrant (the “Series A Warrants”) to purchase one share of common stock at an exercise price equal to $6.30 per share, exercisable until the fifth anniversary of the issuance date, and one Series B warrant (the “Series B Warrants,” and together with the Series A Warrants, the “Public Warrants”) to purchase one share of common stock at an exercise price equal to $10.00 per share, exercisable until the fifth anniversary of the issuance date; the exercise price of the Public Warrants are subject to certain adjustment and cashless exercise provisions as described therein. The Company completed the Public Offering pursuant to its registration statement on Form S-1 (File No. 333-255112), originally filed with the Securities and Exchange Commission (the “SEC”) on April 8, 2021 (as amended, the “Original Registration Statement”), that the SEC declared effective on August 2, 2021 and the registration statement on Form S-1 (File No. 333-258404) that was filed and automatically effective on August 4, 2021 (the “S-1MEF,” together with the Original Registration Statement, the “Registration Statement”). The Units were priced at $6.25 per Unit, before underwriting discounts and offering expenses, resulting in gross proceeds of $6,875,000.
Issuance of common stock for debt (in Dollars)																						$ 1,050,000		$ 3,917,425	$ 3,663,925		$ 11,119,452
Gross proceeds from exercise of warrants (in Dollars)														$ 4,244,452
Service fee (in Dollars)													$ 4,296,763	$ 1,478,590																				$ 1,090,361
Warrants term											5 years
Exercisable price per share (in Dollars per share)											$ 2.45
Common Stock [Member]
Equity [Line Items]
Price per share (in Dollars per share)		$ 20
Offering per share (in Dollars per share)											2.11
Common stock, par value (in Dollars per share)										$ 0.001
Aggregate common stock shares		370,000
Common stock , shares																			300,000	[2]	200,000						302,775
Warrant [Member]
Equity [Line Items]
Gross proceeds (in Dollars)										$ 1,750,000
Pre-funded warrants shares										200,000
Warrants exercise price (in Dollars per share)										$ 0.001
IPO [Member]
Equity [Line Items]
Legal fees (in Dollars)															$ 850,429
Common stock issued to professional investors															2,354,145
Issuance of common stock for debt (in Dollars)															$ 6,875,000
Private Placement [Member]
Equity [Line Items]
Price per share (in Dollars per share)													$ 3.29
Series A Warrants [Member]
Equity [Line Items]
Warrants exercise price (in Dollars per share)														$ 6.3
Warrants exercised														673,405
Series B Warrants [Member]
Equity [Line Items]
Warrants exercise price (in Dollars per share)														$ 10
Warrants exercised														200
Common Stock [Member]
Equity [Line Items]
Offering per share (in Dollars per share)											$ 2.11
Lind Global Fund II [Member]
Equity [Line Items]
Initial exercise price (in Dollars per share)			$ 1.05
securities purchase agreement [Member]
Equity [Line Items]
Reverse stock split																						The above-mentioned equity is before the reverse stock split in 2023.
Share Exchange Agreement [Member]
Equity [Line Items]
Common stock issued post-stock split				125,000
Common stock issued pre-stock split				100,000
Inverlew Advisors, LLC [Member]
Equity [Line Items]
Shares of common stock							250,000
Euro-Asia Investment & Finance Corp Ltd. [Member]
Equity [Line Items]
Common stock issued post-stock split				125,000
Thalia Media Ltd. [Member]
Equity [Line Items]
Common stock issued pre-stock split				100,000
Lind Global Fund II, LP (“Lind”) [Member]
Equity [Line Items]
Common stock, shares issued			5,291,667
Purchase price (in Dollars)			$ 3,175,000
Price per share (in Dollars per share)			$ 1.05
Zhonghui [Member]
Equity [Line Items]
Ownership percentage		20.00%
View Trade Securities Inc. [Member]
Equity [Line Items]
Common stock, shares issued																												60,000
Placement agent agreement, description								Pursuant to the agreement, the Company agreed to pay View Trade 60,000 restricted common shares of the Company and 60,000 warrants to purchase common shares of the Company at an exercise price of $6 per share for a period of 5 years with cashless exercise provision.
Consulting fees (in Dollars)																												$ 135,000
Restricted common shares																																6,000
WallachBeth Capital LLC [Member]
Equity [Line Items]
Shares issued																																6,000
Consulting Agreement [Member]
Equity [Line Items]
Unrestricted common shares														316,934
Consulting Agreement [Member] | Maximum [Member]
Equity [Line Items]
Price per share (in Dollars per share)														$ 6.3
securities purchase agreement [Member]
Equity [Line Items]
Unrestricted common shares													1,306,007
Barlew Holdings, LLC [Member]
Equity [Line Items]
Shares of common stock					75,000
Barlew Holdings, LLC [Member]
Equity [Line Items]
Common shares, issued												75,000
Consulting and advisory services amount (in Dollars)												$ 169,500
Consulting and advisory services value per share (in Dollars per share)												$ 2.26
Shares of common stock						75,000
Consulting Agreement [Member] | Minimum [Member]
Equity [Line Items]
Price per share (in Dollars per share)														$ 2.31

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.
[2]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.